Business Combination (Details) - USD ($)		12 Months Ended
	Apr. 25, 2019	Dec. 31, 2019
Business Combination (Details) [Line Items]
Securities Purchase Agreement, description	the Company agreed to purchase from Xiangdong Wen and Zhen Fan the remaining 75.1% of outstanding securities of MMBD Trading Ltd. Prior to the consummation of this acquisition, (i) the Company held 24.9% of outstanding securities of MMBD Trading, and (ii) each Xiangdong Wen (the Chairman of the board and chief executive officer of the Company, a 14.9% shareholder of the Company) and Zhen Fan (the Company’s former chief executive officer, a 13% shareholder of the Company) beneficially owned 37.55% of outstanding securities of MMBD.
Aggregate purchase price	$ 185,000
Gain on recognized remeasurement		$ 42,415
Impairment loss on goodwill		127,717
MMBD Trading [Member]
Business Combination (Details) [Line Items]
Acquisition date fair value		$ 61,338